Assets held for sale (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets held for sale [Abstract]
Gains (losses) on disposals of property, plant and equipment	$ (13)	$ 2,437	$ 0